Variable Interest Entities (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 19, 2021	May 20, 2020	May 20, 2020	Apr. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:LossOnDisposalOfInterestInJointVenture]					$ 301,645		$ 301,645
Stock issued during period, shares	25,000
Common stock, par value					$ 0.001		$ 0.001		$ 0.001	$ 0.001
Stock issued during period, value	$ 99,750
Share Exchange Agreement [Member] | Graphene Holdings, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares		50,000	50,000
Fair value of treated distribution			$ 699,000
Share Exchange Agreement [Member] | Graphene Holdings, LLC [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares		200,000	200,000
Stock issued during period, value		$ 1,000,000	$ 1,000,000
Share Exchange Agreement [Member] | Restricted Common Stock [Member] | Graphene Holdings, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares		125,000	125,000
Share Exchange Agreement [Member] | Restricted Common Stock [Member] | Graphene Holdings, LLC [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, value		$ 25,000,000	$ 25,000,000
Share Exchange Agreement [Member] | PPE Brickell Supplies, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase units, description		On May 20, 2020 (the “Effective Date”), the Company entered into an Agreement and Plan of Share Exchange (the “Share Exchange Agreement”) with PPE Brickell Supplies, LLC, a Florida limited liability company (“PPE”), and Graphene Holdings, LLC, a Wyoming limited liability company (“Graphene”, and together with PPE, the “Sellers”), whereby the Company purchased 25 membership units of Global Clean Solutions, LLC, a Nevada limited liability company (“Global”) from each of PPE and Graphene, for a total of fifty (50) units, representing fifty percent (50%) of the issued and outstanding units of Global (the “Purchase Units”)
Number of units purchased		25	25
Purchase units, description			On May 20, 2020 (the “Effective Date”), Edison Nation, Inc. (the “Company”) entered into an Agreement and Plan of Share Exchange (the “Share Exchange Agreement”) with PPE Brickell Supplies, LLC, a Florida limited liability company (“PPE”), and Graphene Holdings, LLC, a Wyoming limited liability company (“Graphene”, and together with PPE, the “Sellers”), whereby the Company purchased 25 membership units of Global Clean Solutions, LLC, a Nevada limited liability company (“Global”) from each of PPE and Graphene, for a total of fifty (50) units, representing fifty percent (50%) of the issued and outstanding units of Global (the “Purchase Units”).
Share Exchange Agreement [Member] | PPE Brickell Supplies, LLC [Member] | Restricted Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares		250,000	250,000
Common stock, par value		$ 0.001	$ 0.001
Stock issued during period, value		$ 699,000
Share Exchange Agreement [Member] | PPE Brickell Supplies, LLC [Member] | Restricted Common Stock [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, shares		100,000	100,000
Stock issued during period, value		$ 10,000,000	$ 10,000,000
Amended Limited Liability Company Agreement of Global [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage					50.00%		50.00%
Amended Limited Liability Company Agreement of Global [Member] | Graphene Holdings, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage					25.00%		25.00%		25.00%
Amended Limited Liability Company Agreement of Global [Member] | PPE Brickell Supplies, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage					25.00%		25.00%		25.00%
Amended Limited Liability Company Agreement of Global [Member] | Best Party Concepts llc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage									50.00%
Secured Line of Credit Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revolving credit loan amount									$ 2,500,000
Interest rate									3.00%
Debt interest description									In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the “Default Interest”).
Secured Line of Credit Agreement [Member] | Global Clean Solutions, LLC and PPE Brickell Supplies, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest rate		3.00%	3.00%
Debt maturity date description		maturity date of six (6) months	maturity date of six (6) months.
Debt interest description		In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the “Default Interest”).	In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the “Default Interest”).
Secured Line of Credit Agreement [Member] | Global Clean Solutions, LLC and PPE Brickell Supplies, LLC [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revolving credit loan amount		$ 2,500,000	$ 2,500,000
Security Agreement [Member] | PPE Brickell Supplies, LLC [Member] | Borrower [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock placed for reverse shares		1,800,000	1,800,000
Ed Roses, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:LossOnDisposalOfInterestInJointVenture]				$ 301,645